Document And Entity Information - Jun. 30, 2015 - shares	Total
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Enity Registrant Name	Star Bulk Carriers Corp.
Entity Central Index Key	0001386716
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	218,934,541
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2
Trading Symbol	SBLK